Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (513,580)	$ (101,504)	$ (170,044)
Adjustments for non-cash items:
Gain on extinguishment of SARs liability	(4,803)
Share-listing expense	83,411
Long-term incentive plan expense	5,492	17,955	18,053
Depreciation and amortization	20,409	18,196	16,419
Impairment of property, plant and equipment		2,092	2,142
Impairment of other intangible assets	2,755	3,993
Share of net loss of joint venture	2,590	2,418	1,505
Finance income	(2,549)	(51,568)	(5,608)
Finance costs	188,419	117,361	161,551
Loss/(Gain) on extinguishment of financial liabilities	27,311	(151,788)
Share-based payments	10,317
Exchange rate difference	(10,566)	(2,681)	(3,215)
Income tax benefit	(38,067)	(47,694)	(121,726)
Operating cash flow before movement in working capital	(228,861)	(193,220)	(100,923)
Increase in inventories	(32,412)	(29,412)	(3,255)
(Increase) / decrease in trade receivables	(3,576)	(28,813)	21,771
Increase / (decrease) in liabilities with related parties	56	(453)	1,674
(Increase) / decrease in contract assets	(9,218)	15,286	(11,667)
Increase in other assets	(17,194)	(4,363)	(7,383)
Increase in trade and other payables	16,442	14,318	227
Increase in contract liabilities	19,396	21,470	24,019
(Decrease) / increase in other liabilities	(21,384)	5,160	7,134
Cash used in operations	(276,751)	(200,027)	(68,403)
Interest received	568	16	212
Interest paid	(35,372)	(28,004)	(5,664)
Income tax paid	(834)	(155)	(440)
Net cash used in operating activities	(312,389)	(228,170)	(74,295)
Cash flows from investing activities
Acquisition of property, plant and equipment	(37,880)	(20,462)	(7,485)
Disposal of property, plant and equipment	379		79
Acquisition of intangible assets	(11,122)	(20,171)	(4,497)
Restricted cash in connection with amended bond agreement	(14,914)		(5,000)
Net cash used in investing activities	(63,537)	(40,633)	(16,903)
Cash flows from financing activities
Repayments of borrowings	(34,714)	(37,496)	(2,896)
Repayments of principal portion of lease liabilities	(11,147)	(7,350)	(6,087)
Proceeds from new borrowings	193,678	113,821	30,000
Proceeds on issue of equity shares	9,800	185,856	34,385
Recognition of deferred debt issue costs	(12,102)
Gross proceeds from the PIPE Financing	174,930
Gross PIPE Financing fees paid	(5,562)
Proceeds from the Capital Reorganization	9,827
Proceeds from loans from related parties	160,000
Repayment of loans from related parties	(50,000)
Net cash generated from financing activities	424,910	254,831	55,402
Increase / (decrease) in cash and cash equivalents	48,984	(13,972)	(35,796)
Cash and cash equivalents at the beginning of the year	17,556	31,689	67,403
Effect of movements in exchange rates on cash held	(113)	(161)	82
Cash and cash equivalents at the end of the year	$ 66,427	$ 17,556	$ 31,689